UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 30, 2005

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     TAI Partners
Address:  535 Madison Avenue, 37th Fl.
          New York, NY 10022

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Ron Kashden
Title:     Chief Financial Officer
Phone:
Signature, Place and Date of Signing:

    Ron Kashden  January 17, 2006


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    12749



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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALAMOSA HLDGS INC              COMMON STOCK     011589108      354    19034 SH       SOLE     02           19034        0        0
D AUGUST TECH CP CO STK          COMMON STOCK     05106U105      238    21626 SH       SOLE     02           21626        0        0
D BARRICK GOLD CORP COM          COMMON STOCK     067901108      251     8997 SH       SOLE     02            8997        0        0
D BEVERLY ENTERPRISES INC COM    COMMON STOCK     087851309      552    47271 SH       SOLE     02           47271        0        0
D BURLINGTON RESOURCES INC       COMMON STOCK     122014103      284     3300 SH       SOLE     02            3300        0        0
D DIRECTV GROUP INC              COMMON STOCK     25459L106      168    11926 SH       SOLE     02           11926        0        0
D ENGINEERED SUPPORT SYS INC COM COMMON STOCK     292866100      585    14040 SH       SOLE     02           14040        0        0
D FALCONBRIDGE LTD NEW2005       COMMON STOCK     306104100      311    10488 SH       SOLE     02           10488        0        0
D GEAC COMPUTER LTD CO M NPV     COMMON STOCK     368289104      433    39716 SH       SOLE     02           39716        0        0
D GOLD BANC CORP INC COM         COMMON STOCK     379907108      285    15653 SH       SOLE     02           15653        0        0
D GTECH HOLDINGS CORPORATION COM COMMON STOCK     400518106      397    12500 SH       SOLE     02           12500        0        0
D GUIDANT CORP COM               COMMON STOCK     401698105      685    10584 SH       SOLE     02           10584        0        0
D GUIDANT CORP COM               OPTIONS - PUTS   4016980ML      479     7400 SH  PUT  SOLE     02            7400        0        0
D ICICI BANK LTD SPON ADR        ADRS STOCKS      45104G104      259     9000 SH       SOLE     02            9000        0        0
D IDX SYSTEMS CORP COM           COMMON STOCK     449491109      221     5033 SH       SOLE     02            5033        0        0
D INDEPENDENCE COMMUNITY BANK    COMMON STOCK     453414104      246     6182 SH       SOLE     02            6182        0        0
D IVAX CORPORATION COM           COMMON STOCK     465823102      767    24471 SH       SOLE     02           24471        0        0
D J. JILL GROUP INC              COMMON STOCK     466189107      477    25050 SH       SOLE     02           25050        0        0
D LA QUINTA CORP Paired Ctf 1 Co COMMON STOCK     50419U202      334    30000 SH       SOLE     02           30000        0        0
D MAXTOR  CORP COM               COMMON STOCK     577729205      382    55000 SH       SOLE     02           55000        0        0
D MBNA CORP SEE CUSIP 060505104  COMMON STOCK     55262L100      746    27492 SH       SOLE     02           27492        0        0
D MCI INC EACH SHARE EXCH FOR    COMMON STOCK     552691107      361    18301 SH       SOLE     02           18301        0        0
D MICROMUSE INC COM              COMMON STOCK     595094103      149    15100 SH       SOLE     02           15100        0        0
D NASDAQ-100 SHARES COM US ETFS  OPTIONS - PUTS   6311001OL      445    11000 SH  PUT  SOLE     02           11000        0        0
D PLACER DOME INC CAD COM NPV    COMMON STOCK     725906101      634    27657 SH       SOLE     02           27657        0        0
D REEBOK INTL LTD COM            COMMON STOCK     758110100      281     4833 SH       SOLE     02            4833        0        0
D RENAL CARE GROUP INC COM       COMMON STOCK     759930100      377     7979 SH       SOLE     02            7979        0        0
D RUSS 2000 INDEX SMALL CAP ETF  OPTIONS - PUTS   4642874QM      667    10000 SH  PUT  SOLE     02           10000        0        0
D SCIENTIFIC-ATLANTA             COMMON STOCK     808655104      402     9324 SH       SOLE     02            9324        0        0
D SIEBEL SYS INC COM             COMMON STOCK     826170102      446    42231 SH       SOLE     02           42231        0        0
D VINTAGE PETROLEUM INC COM      COMMON STOCK     927460105      533    10000 SH       SOLE     02           10000        0        0
S REPORT SUMMARY                 31 DATA RECORDS               12749        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED